Deferred Tax Assets and Liabilities - Summary of Deferred Tax Assets and Liabilities Prior to Offsetting of Balances within Same Tax Jurisdiction (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of temporary difference, unused tax losses and unused tax credits [Line items]
Deferred tax assets	¥ 9,580	¥ 5,011
Net deferred tax (liabilities)/assets	9,580	4,998	¥ 831
Deferred tax liabilities	0	(13)
Provision for lease return costs for aircraft and engines [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line items]
Net deferred tax (liabilities)/assets	1,190	1,109	1,075
Impairment provision for flight equipment spare parts [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line items]
Net deferred tax (liabilities)/assets	65	61	53
Impairment provision for receivables [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line items]
Net deferred tax (liabilities)/assets	84	80	76
Impairment provision for property, plant, and equipment [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line items]
Net deferred tax (liabilities)/assets	61	115	101
Derivative financial instruments [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line items]
Net deferred tax (liabilities)/assets	12	36	6
Assets at fair value through profit or loss [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line items]
Deferred tax assets	10	7
Net deferred tax (liabilities)/assets	10	7
Other payables and accruals [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line items]
Net deferred tax (liabilities)/assets	65	70	71
Government grants related to assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line items]
Net deferred tax (liabilities)/assets	22	29	35
Loss available for offsetting against future taxable profits [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line items]
Deferred tax assets	8,323	3,699
Net deferred tax (liabilities)/assets	8,323	3,699	66
Safety equipment tax credit [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line items]
Deferred tax assets	41	10
Net deferred tax (liabilities)/assets	41	10
Aged payables [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line items]
Net deferred tax (liabilities)/assets		1	1
Lease liabilities/right-of-use assets [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line items]
Deferred tax assets	0	94
Net deferred tax (liabilities)/assets		94
Investments in equity instruments designated at fair value through other comprehensive income [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line items]
Net deferred tax (liabilities)/assets	(79)	(213)	¥ (283)
Cost [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line items]
Deferred tax assets	9,873	5,311
Net deferred tax (liabilities)/assets	9,580	4,998
Deferred tax liabilities	(293)	(313)
Cost [member] | Provision for lease return costs for aircraft and engines [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line items]
Deferred tax assets	1,190	1,109
Cost [member] | Impairment provision for flight equipment spare parts [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line items]
Deferred tax assets	65	61
Cost [member] | Impairment provision for receivables [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line items]
Deferred tax assets	84	80
Cost [member] | Impairment provision for property, plant, and equipment [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line items]
Deferred tax assets	61	115
Cost [member] | Derivative financial instruments [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line items]
Deferred tax assets	12	36
Deferred tax liabilities	0	(100)
Cost [member] | Other payables and accruals [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line items]
Deferred tax assets	65	70
Cost [member] | Government grants related to assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line items]
Deferred tax assets	22	29
Cost [member] | Aged payables [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line items]
Deferred tax assets	0	1
Cost [member] | Lease liabilities/right-of-use assets [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line items]
Deferred tax liabilities	(214)
Cost [member] | Investments in equity instruments designated at fair value through other comprehensive income [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line items]
Deferred tax liabilities	¥ (79)	¥ (213)